Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Schedule of financial instruments

		December 31, 2022		December 31, 2021
			Estimated		Estimated
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
FVTPL		$	$	$	$
Cash and cash equivalents	1	14,125,522	14,125,522	18,851,244	18,851,244
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	1	1,960,745	1,960,745	700,999	700,999
Lease liability	2	105,105	105,105	—	—
FVTPL
Derivative warrant liability	3	5,220,649	5,220,649	4,597,332	4,597,332

Schedule of company's maximum exposure to credit risk

	December 31,	December 31,
	2022	2021
	$	$

Cash and cash equivalents	14,125,522	18,851,244

Schedule of contractual maturities of these financial liabilities

	Payments due by period as of December 31, 2022
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$

Accounts payable and accrued liabilities	1,960,745	1,960,745	—	—
Lease liability	105,105	22,379	67,138	15,588

	2,065,850	1,983,124	67,138	15,588

	Payments due by period as of December 31, 2021
			Between 3
		Less than	months and
	Total	3 months	1 year	1-3 years
	$	$	$	$
Accounts payable and accrued liabilities	700,999	700,999	—	—

	700,999	700,999	—	—

Schedule of the sensitivity of the Company's net earnings due to changes in the exchange rate between the USD, GBP and EUR against the Canadian dollar

	USD	GBP amount	EUR	Total
	$	$	$	$
Cash	12,907,255	—	—	12,907,255
Accounts payable and accrued liabilities	(1,466,309)	(45,755)	(11,747)	(1,523,811)
Net exposure	11,440,946	(45,755)	(11,747)	11,383,444

Effect of +/- 10% change in currency	1,144,095	(4,576)	(1,175)